Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Shareholders' Equity
Shareholders’ Equity
Authorized shares
Our authorized share capital consists of 426.0 million ordinary shares with a par value of $0.01 per share.
Share repurchases
Prior to the closing of the Merger, our board of directors, and Tyco as our sole shareholder, authorized the repurchase of our ordinary shares with a maximum aggregate value of $400.0 million following the closing of the Merger. This authorization does not have an expiration date. On October 1, 2012, our board of directors authorized the repurchase of our ordinary shares with a maximum aggregate value of $800.0 million. This authorization expires on December 31, 2015 and is in addition to the $400.0 million share repurchase authorization. There is no remaining availability under these 2012 authorizations.
In December 2013, the Board of Directors authorized the repurchase of our ordinary shares up to a maximum dollar limit of $1.0 billion. This authorization is in addition to the combined $1.2 billion 2012 share repurchase authorizations. The authorization expires on December 31, 2016.
In December 2014, the Board of Directors authorized the repurchase of our ordinary shares up to a maximum dollar limit of $1.0 billion. This authorization is in addition to the 2012 and 2013 share repurchase authorizations. The authorization expires on December 31, 2019 and there were no repurchases made in 2014 under this authorization.
During the year ended December 31, 2014, we repurchased 16.4 million of our ordinary shares for $1.2 billion pursuant to these authorizations and had no remaining availability for repurchases under the 2013 authorization.
Dividends payable
At our 2014 annual meeting of shareholders held on May 20, 2014, our shareholders approved a proposal to pay quarterly cash dividends through the second quarter of 2015. The authorization provided that dividends of $1.20 per share will be paid to our shareholders in quarterly installments of $0.30 for each of the third and fourth quarters of 2014 and first and second quarters of 2015. In December 2014, the Board of Directors approved an increase of $0.02 per share for the remaining dividends to be paid in the first and second quarters of 2015, bringing the total quarterly dividend for those quarters to $0.32 per share. As a result, the balance of dividends payable included in Other current liabilities on our Consolidated Balance Sheets was $116.8 million at December 31, 2014. Dividends paid per ordinary share were $1.10, $0.96 and $0.88 for the years ended December 31, 2014, 2013 and 2012, respectively.